Related party transactions - Amounts incurred by entity for provision of key management personnel services (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 12	$ 13	$ 13
Annual incentive plan	4	7	17
Non-Executive Directors’ fees	2	2	2
Share-based payments	7	14	25
Post-employment benefits	2	2	2
Key management personnel remuneration	$ 27	$ 38	$ 59